Long-Term Investments - Schedule of Long-Term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jan. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule Of Equity Method Investments [Line Items]
Total	¥ 219,583	$ 31,837		¥ 241,527
Qingdao Qingle Venture Capital Partnership (“Qingle”)
Schedule Of Equity Method Investments [Line Items]
Equity-method investments	30,002			30,002
Nantong Wanwuchuangxin Venture Capital Partnership (“Wanwuchuangxin”)
Schedule Of Equity Method Investments [Line Items]
Equity-method investments	27,867			28,951
Jinsong (Shanghai) Network Information Technology CO. Ltd (“Jinsong”)
Schedule Of Equity Method Investments [Line Items]
Equity-method investments	21,355			22,803
Equity investments without readily determinable fair value	63,430			63,430
Other Investments
Schedule Of Equity Method Investments [Line Items]
Equity-method investments	12,766			14,416
AiFenLei Global Co., Ltd. (“AiFenLei”)
Schedule Of Equity Method Investments [Line Items]
Equity investments without readily determinable fair value	16,844		¥ 16,844	0
Other Equity Securities Without Readily Determinable Fair Values
Schedule Of Equity Method Investments [Line Items]
Equity investments without readily determinable fair value	31,539			29,713
China Dynamic Fund I SP
Schedule Of Equity Method Investments [Line Items]
Investments at fair value	¥ 15,780			¥ 52,212